CVC - INCOME TAXES - Income tax benefit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current expense (benefit):
Federal				$ 5,261	$ (981)
State				12,530	5,310
Total current expense (benefit)				17,791	4,329
Deferred benefit:
Federal				(2,095,930)	(223,159)
State				(784,224)	(40,830)
Total deferred benefit	$ (65,833)	$ (52,184)		(2,880,154)	(263,989)
Tax benefit relating to uncertain tax positions				11	(6)
Income tax benefit	$ (60,703)	$ (45,908)		$ (2,862,352)	$ (259,666)
Income tax benefit attributable to discontinued operations						$ 8,731
Current income tax benefit, discontinued operations						111
Deferred income tax benefit, noncurrent						8,620
Cablevision Systems Corporation And Subsidiaries
Current expense (benefit):
Federal			$ 6,473			4,844
State			1,917			15,869
Total current expense (benefit)			8,390			20,713
Deferred benefit:
Federal			93,253			97,927
State			22,897			35,469
Total deferred benefit			116,150			133,396
Tax benefit relating to uncertain tax positions			308			763
Income tax benefit			$ 124,848			$ 154,872